EQUITY - Common and preferred shares outstanding (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2025	Jul. 31, 2025	Apr. 28, 2025	Jan. 20, 2025	Nov. 05, 2024	Dec. 31, 2022
Reconciliations of common and preferred outstanding shares
Issued capital gross	R$ 24,347,290
Total capital	R$ 24,273,225	R$ 24,273,225
Common shares
EQUITY
Authorized capital	1,500,000,000
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year	719,956,830	600,526,442	571,929,945
Share Bonus		120,105,288	28,596,497
Cancellation of treasury stocks	(2,174,211)	(674,900)
Balance at the end of the year	717,782,619	719,956,830	600,526,442
(-) Treasury stocks	(418,800)	(1,093,011)
Number of shares outstanding	717,363,819	718,863,819	600,526,442					719,956,830
Common shares | Treasury stock
Reconciliations of common and preferred outstanding shares
Cancellation of treasury stocks	2,174,211	674,900						674,900
Number of shares outstanding	418,800	1,093,011	0
Common shares | Share Buyback Program | Treasury stock
Reconciliations of common and preferred outstanding shares
Cancellation of treasury stocks				283,900	279,700	517,600	1,093,011
Preferred shares
EQUITY
Authorized capital	3,000,000,000
Shares exercise period, excluding public offerings	30 days
Shares exercise period for public offering	10 days
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year	1,358,848,730	1,156,540,608	1,101,467,245
Share Bonus		231,308,122	55,073,363
Cancellation of treasury stocks	(75,751,400)	(29,000,000)
Balance at the end of the year	1,283,097,330	1,358,848,730	1,156,540,608
(-) Treasury stocks	(25,317,258)	(36,419,068)	(7,544,641)
Number of shares outstanding	1,257,780,072	1,322,429,662	1,148,995,967					1,358,848,730
Preferred shares | Treasury stock
Reconciliations of common and preferred outstanding shares
Share Bonus		1,665,088	381,927
Cancellation of treasury stocks	75,751,400	29,000,000						29,000,000
Number of shares outstanding	25,317,258	36,419,068	7,544,641						9,836,850
Preferred shares | Share Buyback Program | Treasury stock
Reconciliations of common and preferred outstanding shares
Cancellation of treasury stocks				12,650,000	14,101,400	24,000,000	25,000,000